UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS
Astoria Real Assets ETF
PPI
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the AXS Astoria Real Assets ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$35	0.71%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,192,858
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
SPDR Gold MiniShares Trust	5.8%
Schwab U.S. TIPS ETF	5.2%
iShares 0-5 Year TIPS Bond ETF	4.7%
Vanguard Short-Term Inflation-Protected Securities ETF	4.2%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	4.0%
Caterpillar, Inc.	3.9%
United Rentals, Inc.	3.7%
Exxon Mobil Corp.	2.9%
abrdn Physical Precious Metals Basket Shares ETF	2.8%
VanEck Gold Miners ETF	2.6%
Asset Allocation
Material Fund Changes
On October 15, 2024, the Fund changed its name from AXS Astoria Inflation Sensitive ETF to AXS Astoria Real Assets ETF. Effective October 15, 2024, the Fund changed its investment strategy and objective to seek to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Prior to October 15, 2024, the Fund’s investment strategy and objective was to seek long-term capital appreciation in inflation-adjusted terms.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2024, as amended August 13, 2024 at https://www.axsinvestments.com/ppi/#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS
Change Finance
ESG ETF
CHGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the AXS Change Finance ESG ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/chgx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Change Finance ESG ETF (CHGX)	$25	0.49%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$132,804,156
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Oracle Corp.	1.2%
Fair Isaac Corp.	1.1%
Carrier Global Corp.	1.1%
Advanced Micro Devices, Inc.	1.1%
Caterpillar, Inc.	1.1%
International Business Machines Corp.	1.1%
PulteGroup, Inc.	1.1%
Arista Networks, Inc.	1.1%
Salesforce, Inc.	1.1%
Deere & Co.	1.1%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/chgx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS
Esoterica NextG Economy ETF
WUGI
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Esoterica NextG Economy ETF (WUGI)	$40	0.75%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,883,951
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	22.5%
Meta Platforms, Inc. - Class A	8.1%
Broadcom, Inc.	7.2%
Amazon.com, Inc.	6.7%
ASML Holding N.V.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4.2%
Microsoft Corp.	4.2%
Synopsys, Inc.	3.6%
Xtrackers Harvest CSI 300 China A-Shares ETF	3.3%
KraneShares CSI China Internet ETF	3.2%
Asset Allocation
Industry Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS
Green Alpha ETF
NXTE
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Alpha ETF (NXTE)	$51	1.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$50,734,069
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7.9%
International Business Machines Corp.	5.2%
Applied Materials, Inc.	5.1%
Sprouts Farmers Market, Inc.	4.4%
ASML Holding N.V.	4.4%
Vestas Wind Systems A/S	3.9%
Lam Research Corp.	3.8%
QUALCOMM, Inc.	3.7%
First Solar, Inc.	3.5%
CRISPR Therapeutics A.G.	3.4%
Asset Allocation
Industry Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS
Knowledge Leaders ETF
KNO
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Knowledge Leaders ETF (“Fund”) for the period of May 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knowledge Leaders ETF (KNO)	$38	0.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$135,560,824
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Sanwa Holdings Corp.	1.7%
Kao Corp.	1.7%
Atlas Copco A.B. - A Shares	1.7%
Aristocrat Leisure Ltd.	1.6%
NS Solutions Corp.	1.6%
Volvo A.B. - B Shares	1.4%
Trane Technologies PLC	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%
SAP S.E.	1.4%
Garmin Ltd.	1.3%
Asset Allocation
Material Fund Changes
Effective as of close of business on July 19, 2024, the Knowledge Leaders Developed World ETF was reorganized into the AXS Knowledge Leaders ETF.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2024, as amended August 13, 2024 at https://www.axsinvestments.com/kno/#fundliterature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Astoria Real Assets ETF

(formerly, AXS Astoria Inflation Sensitive ETF)

(PPI)

AXS Change Finance ESG ETF

(CHGX)

AXS Green Alpha ETF

(NXTE)

AXS Esoterica NextG Economy ETF

(WUGI)

AXS Knowledge Leaders ETF

(KNO)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

AXS ETFs

Eash a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.axsinvestments.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value

	COMMON STOCKS — 68.3%
	AEROSPACE/DEFENSE — 3.1%
1,235	Rheinmetall A.G.	$670,416
190,685	Rolls-Royce Holdings PLC*	1,348,447
		2,018,863
	AIRLINES — 2.6%
33,305	Delta Air Lines, Inc.	1,691,561

	BUILDING MATERIALS — 5.7%
7,460	Builders FirstSource, Inc.*	1,446,196
18,170	CRH PLC[1]	1,685,086
6,354	Holcim A.G.	621,879
		3,753,161
	CHEMICALS — 6.2%
4,278	Air Liquide S.A.	827,223
5,522	Celanese Corp.	750,771
8,681	CF Industries Holdings, Inc.	744,830
11,551	LyondellBasell Industries N.V. - Class A1	1,107,741
5,711	RPM International, Inc.	691,031
		4,121,596
	COMMERCIAL SERVICES — 3.7%
2,986	United Rentals, Inc.	2,417,854

	DISTRIBUTION/WHOLESALE — 2.8%
68,300	Mitsubishi Corp.	1,409,786
25,500	Toyota Tsusho Corp.	460,832
		1,870,618
	ENGINEERING & CONSTRUCTION — 1.4%
2,165	EMCOR Group, Inc.	932,097

	IRON/STEEL — 4.0%
33,124	Fortescue Ltd.	475,222
8,104	Nucor Corp.	1,218,355
7,495	Steel Dynamics, Inc.	944,970
		2,638,547
	MACHINERY-CONSTRUCTION & MINING — 5.5%
6,663	Caterpillar, Inc.	2,606,032
70,600	Mitsubishi Heavy Industries Ltd.	1,045,131
		3,651,163
	MACHINERY-DIVERSIFIED — 0.9%
42,600	Kubota Corp.	604,870

AXS Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	METAL FABRICATE/HARDWARE — 0.9%
3,618	Advanced Drainage Systems, Inc.	$568,605

	MINING — 2.5%
9,128	Cameco Corp.	436,552
218,644	Pilbara Minerals Ltd.*	496,008
9,879	Rio Tinto PLC	702,181
		1,634,741
	MISCELLANEOUS MANUFACTURING — 3.2%
3,287	Carlisle Cos., Inc.	1,478,328
7,423	Textron, Inc.	657,530
		2,135,858
	OIL & GAS — 21.4%
31,122	Canadian Natural Resources Ltd.	1,034,597
34,208	Cenovus Energy, Inc.	572,771
14,417	ConocoPhillips	1,517,822
15,557	Devon Energy Corp.	608,590
4,945	Diamondback Energy, Inc.	852,518
127,500	ENEOS Holdings, Inc.	694,101
11,490	EOG Resources, Inc.	1,412,466
16,294	Exxon Mobil Corp.	1,909,983
23,380	Marathon Oil Corp.	622,609
6,704	Marathon Petroleum Corp.	1,092,149
13,905	Ovintiv, Inc.	532,700
40,255	Repsol S.A.	532,155
35,507	Shell PLC	1,154,962
24,826	Suncor Energy, Inc.	917,365
42,230	Woodside Energy Group Ltd.	738,286
		14,193,074
	PACKAGING & CONTAINERS — 1.0%
23,139	Graphic Packaging Holding Co.	684,683

	SEMICONDUCTORS — 3.4%
2,900	Disco Corp.	760,074
8,600	Tokyo Electron Ltd.	1,520,512
		2,280,586
	TOTAL COMMON STOCKS
	(Cost $41,735,951)	45,197,877
	EXCHANGE-TRADED FUNDS — 31.3%
16,691	abrdn Physical Precious Metals Basket Shares ETF*	1,890,924
51,996	BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	2,622,678
30,544	iShares 0-5 Year TIPS Bond ETF	3,094,718

AXS Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
64,574	Schwab U.S. TIPS ETF	$3,463,104
73,277	SPDR Gold MiniShares Trust*	3,819,930
26,200	U.S. Treasury 3 Month Bill ETF	1,311,048
43,759	VanEck Gold Miners ETF	1,742,483
56,375	Vanguard Short-Term Inflation-Protected Securities ETF	2,779,851
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $19,199,479)	20,724,736

	TOTAL INVESTMENTS — 99.6%
	(Cost $60,935,430)	65,922,613

	Other Assets in Excess of Liabilities — 0.4%	270,245
	TOTAL NET ASSETS — 100.0%	$66,192,858

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	APPAREL — 2.0%
8,165	Deckers Outdoor Corp.*	$1,301,909
15,671	NIKE, Inc. - Class B	1,385,317
		2,687,226
	BANKS — 2.0%
19,141	Bank of New York Mellon Corp.	1,375,472
14,991	State Street Corp.	1,326,254
		2,701,726
	BIOTECHNOLOGY — 1.0%
3,911	Amgen, Inc.	1,260,163

	BUILDING MATERIALS — 1.1%
17,941	Carrier Global Corp.	1,444,071

	CHEMICALS — 1.0%
5,157	Ecolab, Inc.	1,316,737

	COMMERCIAL SERVICES — 6.9%
4,733	Automatic Data Processing, Inc.	1,309,763
19,760	Block, Inc.*	1,326,489
4,251	Equifax, Inc.	1,249,199
2,677	Moody’s Corp.	1,270,477
18,028	PayPal Holdings, Inc.*	1,406,725
2,544	S&P Global, Inc.	1,314,281
4,787	Verisk Analytics, Inc.	1,282,725
		9,159,659
	COMPUTERS — 8.0%
3,819	Accenture PLC - Class A1	1,349,940
5,702	Apple, Inc.	1,328,566
16,790	Cognizant Technology Solutions Corp. - Class A	1,295,852
4,708	Crowdstrike Holdings, Inc. - Class A*	1,320,453
17,022	Fortinet, Inc.*	1,320,056
2,654	Gartner, Inc.*	1,344,941
36,090	HP, Inc.	1,294,548
6,460	International Business Machines Corp.	1,428,177
		10,682,533
	DISTRIBUTION/WHOLESALE — 2.0%
24,656	Copart, Inc.*	1,291,974
1,327	W.W. Grainger, Inc.	1,378,501
		2,670,475

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — 8.0%
5,049	American Express Co.	$1,369,289
2,906	Ameriprise Financial, Inc.	1,365,268
20,056	Charles Schwab Corp.	1,299,829
6,053	CME Group, Inc.	1,335,594
8,083	Intercontinental Exchange, Inc.	1,298,453
2,702	Mastercard, Inc. - Class A	1,334,248
18,114	Nasdaq, Inc.	1,322,503
4,725	Visa, Inc. - Class A	1,299,139
		10,624,323
	ELECTRIC — 1.0%
17,520	Ormat Technologies, Inc.	1,347,989

	FOOD — 2.0%
18,062	General Mills, Inc.	1,333,878
16,747	Sysco Corp.	1,307,271
		2,641,149
	HEALTHCARE-PRODUCTS — 5.0%
11,528	Abbott Laboratories	1,314,307
9,136	Agilent Technologies, Inc.	1,356,514
14,741	Medtronic PLC[1]	1,327,132
3,623	Stryker Corp.	1,308,845
2,123	Thermo Fisher Scientific, Inc.	1,313,224
		6,620,022
	HEALTHCARE-SERVICES — 1.9%
3,301	HCA Healthcare, Inc.	1,341,626
5,191	IQVIA Holdings, Inc.*	1,230,111
		2,571,737
	HOME BUILDERS — 2.1%
7,172	Lennar Corp. - Class A	1,344,607
9,919	PulteGroup, Inc.	1,423,674
		2,768,281
	HOUSEHOLD PRODUCTS/WARES — 1.0%
12,816	Church & Dwight Co., Inc.	1,342,091

	INSURANCE — 2.9%
3,800	Aon PLC - Class A1	1,314,762
5,740	Marsh & McLennan Cos., Inc.	1,280,537
5,178	Progressive Corp.	1,313,969
		3,909,268

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET — 3.9%
7,991	Alphabet, Inc. - Class A	$1,325,307
7,907	Alphabet, Inc. - Class C	1,321,971
1,862	Netflix, Inc.*	1,320,661
3,600	Palo Alto Networks, Inc.*	1,230,480
		5,198,419
	IRON/STEEL — 1.0%
10,925	Steel Dynamics, Inc.	1,377,424

	MACHINERY-CONSTRUCTION & MINING — 1.1%
3,668	Caterpillar, Inc.	1,434,628

	MACHINERY-DIVERSIFIED — 1.1%
3,386	Deere & Co.	1,413,079

	MEDIA — 2.1%
32,998	Comcast Corp. - Class A	1,378,326
14,447	Walt Disney Co.	1,389,657
		2,767,983
	PHARMACEUTICALS — 6.6%
6,652	AbbVie, Inc.	1,313,637
5,450	Cencora, Inc.	1,226,686
1,361	Eli Lilly & Co.	1,205,764
7,873	Johnson & Johnson	1,275,898
2,327	McKesson Corp.	1,150,515
11,023	Merck & Co., Inc.	1,251,772
45,009	Pfizer, Inc.	1,302,561
		8,726,833
	REITS — 2.0%
10,216	Prologis, Inc.	1,290,077
7,803	Simon Property Group, Inc.	1,318,863
		2,608,940
	RETAIL — 3.9%
411	AutoZone, Inc.*	1,294,666
1,156	O’Reilly Automotive, Inc.*	1,331,250
8,670	Ross Stores, Inc.	1,304,922
11,135	TJX Cos., Inc.	1,308,808
		5,239,646
	SEMICONDUCTORS — 12.8%
8,789	Advanced Micro Devices, Inc.*	1,442,099
5,560	Analog Devices, Inc.	1,279,745

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
8,020	Broadcom, Inc.	$1,383,450
59,242	Intel Corp.	1,389,817
1,594	KLA Corp.	1,234,410
17,127	Marvell Technology, Inc.	1,235,199
15,892	Microchip Technology, Inc.	1,275,969
13,566	Micron Technology, Inc.	1,406,930
1,397	Monolithic Power Systems, Inc.	1,291,527
10,939	NVIDIA Corp.	1,328,432
16,768	ON Semiconductor Corp.*	1,217,525
7,448	QUALCOMM, Inc.	1,266,532
6,092	Texas Instruments, Inc.	1,258,424
		17,010,059
	SOFTWARE — 14.1%
2,273	Adobe, Inc.*	1,176,914
5,054	Autodesk, Inc.*	1,392,276
4,855	Cadence Design Systems, Inc.*	1,315,851
8,601	Electronic Arts, Inc.	1,233,727
754	Fair Isaac Corp.*	1,465,414
15,837	Fidelity National Information Services, Inc.	1,326,349
2,072	Intuit, Inc.	1,286,712
2,249	MSCI, Inc.	1,311,009
9,242	Oracle Corp.	1,574,837
2,356	Roper Technologies, Inc.	1,310,973
5,163	Salesforce, Inc.	1,413,165
1,528	ServiceNow, Inc.*	1,366,628
2,512	Synopsys, Inc.*	1,272,052
4,962	Workday, Inc. - Class A*	1,212,762
		18,658,669
	TELECOMMUNICATIONS — 2.1%
3,696	Arista Networks, Inc.*	1,418,599
25,836	Cisco Systems, Inc.	1,374,992
		2,793,591

AXS Change Finance ESG ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.0%
9,124	American Water Works Co., Inc.	$1,334,294
	TOTAL COMMON STOCKS
	(Cost $107,363,832)	132,311,015

	TOTAL INVESTMENTS — 99.6%
	(Cost $107,363,832)	132,311,015

	Other Assets in Excess of Liabilities — 0.4%	493,141
	TOTAL NET ASSETS — 100.0%	$132,804,156

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 99.8%
	AGRICULTURE — 0.7%
9,933	Vital Farms, Inc.*	$348,350

	AUTO MANUFACTURERS — 3.8%
32,251	Rivian Automotive, Inc. - Class A*	361,856
4,472	Tesla, Inc.*	1,170,009
32,860	XPeng, Inc. - ADR*,1	400,235
		1,932,100
	AUTO PARTS & EQUIPMENT — 3.4%
38,928	Contemporary Amperex Technology Co., Ltd. - Class A	1,401,067
59,964	QuantumScape Corp.*	344,793
		1,745,860
	BIOTECHNOLOGY — 8.0%
20,212	Arcturus Therapeutics Holdings, Inc.*	469,121
3,825	BioNTech S.E. - ADR*,1	454,295
91,083	Caribou Biosciences, Inc.*	178,523
36,698	CRISPR Therapeutics A.G.*,1	1,724,072
78,890	Editas Medicine, Inc.*	269,015
8,156	Moderna, Inc.*	545,065
24,970	Prime Medicine, Inc.*	96,634
23,279	Recursion Pharmaceuticals, Inc. - Class A*	153,409
29,174	Verve Therapeutics, Inc.*	141,202
		4,031,336
	BUILDING MATERIALS — 1.3%
9,921	Trex Co., Inc.*	660,540

	CHEMICALS — 0.4%
9,507	Daqo New Energy Corp. - ADR*,1	193,658

	COMPUTERS — 6.9%
847	Crowdstrike Holdings, Inc. - Class A*	237,558
12,002	International Business Machines Corp.	2,653,402
14,923	Rapid7, Inc.*	595,279
		3,486,239
	COSMETICS/PERSONAL CARE — 0.4%
58,196	Honest Co., Inc.*	207,760

	ELECTRIC — 2.6%
40,052	Brookfield Renewable Corp. - Class A1	1,308,098

	ELECTRONICS — 3.0%
20,263	ABB Ltd. - ADR[1]	1,173,633

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
3,106	Advanced Energy Industries, Inc.	$326,876
		1,500,509
	ENERGY-ALTERNATE SOURCES — 10.7%
15,955	Canadian Solar, Inc.*,1	267,406
3,809	Enphase Energy, Inc.*	430,493
7,028	First Solar, Inc.*	1,753,064
149,415	Freyr Battery, Inc.*	144,947
21,005	JinkoSolar Holding Co., Ltd. - ADR[1]	563,354
1,962	SolarEdge Technologies, Inc.*	44,949
3,543	Sunrun, Inc.*	63,987
39,685	TPI Composites, Inc.*	180,567
90,323	Vestas Wind Systems A/S*	1,999,290
		5,448,057
	FOOD — 7.9%
5,491	Danone S.A.	400,419
45,081	Natural Grocers by Vitamin Cottage, Inc.	1,338,455
20,386	Sprouts Farmers Market, Inc.*	2,250,818
		3,989,692
	HEALTHCARE-PRODUCTS — 0.4%
132,042	Pacific Biosciences of California, Inc.*	224,471

	HEALTHCARE-SERVICES — 0.1%
5,133	Ginkgo Bioworks Holdings, Inc.*	41,834

	INVESTMENT COMPANIES — 4.2%
38,964	HA Sustainable Infrastructure Capital, Inc.	1,343,089
74,771	Horizon Technology Finance Corp.	796,311
		2,139,400
	IRON/STEEL — 0.0%
304	Commercial Metals Co.	16,708

	OFFICE FURNISHINGS — 1.9%
27,973	Interface, Inc.	530,648
32,327	Steelcase, Inc. - Class A	436,091
		966,739
	REITS — 13.8%
6,616	Alexandria Real Estate Equities, Inc.	785,650
6,026	BXP, Inc.	484,852
8,754	Digital Realty Trust, Inc.	1,416,660
1,248	Equinix, Inc.	1,107,762

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
91,656	Hudson Pacific Properties, Inc.	$438,116
13,543	Kilroy Realty Corp.	524,114
19,174	SL Green Realty Corp.	1,334,702
22,623	Vornado Realty Trust	891,346
		6,983,202
	SEMICONDUCTORS — 28.8%
2,639	Analog Devices, Inc.	607,418
12,758	Applied Materials, Inc.	2,577,754
2,656	ASML Holding N.V.[1]	2,213,112
37,687	Infineon Technologies A.G.	1,323,226
2,361	Lam Research Corp.*	1,926,765
11,097	QUALCOMM, Inc.	1,887,045
23,258	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	4,039,217
5,552	Wolfspeed, Inc.*	53,854
		14,628,391
	TELECOMMUNICATIONS — 1.5%
32,695	SK Telecom Co., Ltd. - ADR[1]	777,160
	TOTAL COMMON STOCKS
	(Cost $44,637,532)	50,630,104

	TOTAL INVESTMENTS — 99.8%
	(Cost $44,637,532)	50,630,104

	Other Assets in Excess of Liabilities — 0.2%	103,965
	TOTAL NET ASSETS — 100.0%	$50,734,069

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 86.7%
	COMPUTERS — 1.1%
2,194	Zscaler, Inc.*	$375,042

	INTERNET — 20.8%
2,871	Alphabet, Inc. - Class C	480,002
11,402	Amazon.com, Inc.*	2,124,535
369	JD.com, Inc. - Class A	7,938
37,443	Meituan - Class B*,1	829,121
4,534	Meta Platforms, Inc. - Class A	2,595,443
3,018	Sea Ltd. - ADR*	284,537
5,304	Tencent Holdings Ltd.	303,593
		6,625,169
	REAL ESTATE — 2.2%
35,216	KE Holdings, Inc. - ADR	701,151

	SEMICONDUCTORS — 44.2%
4,209	Advanced Micro Devices, Inc.*	690,613
1,670	ASML Holding N.V.	1,391,527
13,403	Broadcom, Inc.	2,312,017
8,275	MACOM Technology Solutions Holdings, Inc.*	920,677
2,414	Micron Technology, Inc.	250,356
59,146	NVIDIA Corp.	7,182,690
7,779	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,350,979
		14,098,859
	SOFTWARE — 18.4%
7,203	Cloudflare, Inc. - Class A*	582,651
1,255	Datadog, Inc. - Class A*	144,400
42,707	Gaotu Techedu, Inc. - ADR*	167,412
764	HubSpot, Inc.*	406,142
3,122	Microsoft Corp.	1,343,397
2,184	MongoDB, Inc.*	590,444
1,843	Oracle Corp.	314,047
365	ServiceNow, Inc.*	326,452
5,510	Snowflake, Inc. - Class A*	632,879
2,253	Synopsys, Inc.*	1,140,897
1,375	Take-Two Interactive Software, Inc.*	211,351
		5,860,072
	TOTAL COMMON STOCKS
	(Cost $22,611,832)	27,660,293

	EXCHANGE-TRADED FUNDS — 11.6%
26,297	Direxion Daily FTSE China Bull 3X Shares	971,148
6,653	iShares 20+ Year Treasury Bond ETF	652,659
30,006	KraneShares CSI China Internet ETF	1,020,804

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
36,494	Xtrackers Harvest CSI 300 China A-Shares ETF	$1,043,364
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,569,696)	3,687,975

	TOTAL INVESTMENTS — 98.3%
	(Cost $26,181,528)	31,348,268

	Other Assets in Excess of Liabilities — 1.7%	535,683
	TOTAL NET ASSETS — 100.0%	$31,883,951

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $829,121, which represents 2.60% of Net Assets.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	AUSTRALIA — 1.6%
52,649	Aristocrat Leisure Ltd.	$2,140,379

	BELGIUM — 0.8%
4,928	D'ieteren Group	1,044,430

	CANADA — 3.8%
14,848	Descartes Systems Group, Inc.*	1,529,588
9,020	FirstService Corp.	1,649,900
12,070	RB Global, Inc.	972,515
10,066	Suncor Energy, Inc.[1]	371,957
17,932	Suncor Energy, Inc.	662,049
		5,186,009
	FRANCE — 2.3%
45,325	Cie Generale des Etablissements Michelin SCA	1,844,328
31,995	Dassault Systemes S.E.	1,272,277
		3,116,605
	GERMANY — 8.2%
3,517	adidas A.G.	933,793
11,307	Beiersdorf A.G.	1,705,482
27,033	Fresenius S.E. & Co. KGaA*	1,032,725
14,772	Heidelberg Materials A.G.	1,609,062
39,137	Infineon Technologies A.G.	1,374,137
16,651	Knorr-Bremse A.G.	1,483,880
6,507	Merck KGaA	1,147,418
8,079	SAP S.E.	1,842,986
		11,129,483
	IRELAND — 2.7%
34,054	Experian PLC	1,795,615
4,878	Trane Technologies PLC	1,896,225
		3,691,840
	ISRAEL — 1.0%
36,600	Sapiens International Corp. N.V.	1,364,082

	ITALY — 2.2%
15,128	Interpump Group S.p.A.	707,085
13,819	Moncler S.p.A.	879,402
18,781	Prysmian S.p.A.	1,366,627
		2,953,114
	JAPAN — 34.6%
49,100	ABC-Mart, Inc.	1,046,945

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
34,900	BIPROGY, Inc.	$1,185,780
32,600	Chugai Pharmaceutical Co., Ltd.	1,579,860
66,000	Denso Corp.	980,726
20,400	Fuji Electric Co., Ltd.	1,229,362
64,000	FUJIFILM Holdings Corp.	1,650,112
5,600	Hikari Tsushin, Inc.	1,247,707
11,000	Hirose Electric Co., Ltd.	1,400,378
83,800	J Front Retailing Co., Ltd.	906,017
16,200	Jeol Ltd.	629,585
50,900	Kansai Paint Co., Ltd.	908,115
45,900	Kao Corp.	2,281,202
14,600	Konami Group Corp.	1,484,599
14,000	Kose Corp.	908,669
37,000	Makita Corp.	1,252,216
53,800	MISUMI Group, Inc.	974,147
210,800	Mitsubishi Chemical Group Corp.	1,354,195
49,900	Mitsui Chemicals, Inc.	1,327,387
45,100	Miura Co., Ltd.	1,107,321
33,400	MonotaRO Co., Ltd.	559,819
54,400	NIDEC Corp.	1,143,221
31,932	Nifco, Inc.	811,694
8,900	Nitori Holdings Co., Ltd.	1,356,093
39,400	Nomura Research Institute Ltd.	1,459,871
81,800	NS Solutions Corp.	2,135,927
26,600	Recruit Holdings Co., Ltd.	1,618,799
36,300	Ryohin Keikaku Co., Ltd.	668,444
89,200	Sanwa Holdings Corp.	2,354,097
16,800	SCREEN Holdings Co., Ltd.	1,171,326
55,100	Sega Sammy Holdings, Inc.	1,101,692
4,500	Shimano, Inc.	854,761
89,600	Suzuki Motor Corp.	997,539
106,000	Takashimaya Co., Ltd.	847,022
50,700	Tokyo Ohka Kogyo Co., Ltd.	1,236,663
46,100	TOPPAN Holdings, Inc.	1,367,788
168,900	Yamaha Corp.	1,456,503
128,500	Yamaha Motor Co., Ltd.	1,149,888
45,400	Yokogawa Electric Corp.	1,160,074
		46,905,544
	NETHERLANDS — 1.0%
41,086	Koninklijke Philips N.V.*	1,349,026

	NORWAY — 1.3%
187,945	Orkla A.S.A.	1,774,589

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) SWEDEN — 6.0%
116,524	Atlas Copco A.B. - A Shares	$2,258,266
68,229	H & M Hennes & Mauritz A.B. - B Shares	1,163,109
248,358	Husqvarna A.B. - B Shares	1,739,579
139,134	Telefonaktiebolaget LM Ericsson - B Shares	1,053,051
71,833	Volvo A.B. - B Shares	1,900,599
		8,114,604
	SWITZERLAND — 4.5%
16,484	Alcon A.G.	1,647,716
1,894	EMS-Chemie Holding A.G.	1,594,144
10,296	Garmin Ltd.	1,812,405
1,570	Lonza Group A.G.	994,988
		6,049,253
	UNITED KINGDOM — 6.2%
15,282	Anglo American PLC	497,909
35,846	British American Tobacco PLC	1,309,754
341,694	ConvaTec Group PLC	1,040,412
81,164	GSK PLC	1,651,003
108,524	Howden Joinery Group PLC	1,320,308
546,629	JD Sports Fashion PLC	1,129,527
348,399	Kingfisher PLC	1,504,786
		8,453,699
	UNITED STATES — 22.4%
11,178	Agilent Technologies, Inc.	1,659,710
8,086	Alphabet, Inc. - Class A	1,341,063
6,760	Amazon.com, Inc.*	1,259,591
7,764	Analog Devices, Inc.	1,787,040
6,185	Biogen, Inc.*	1,198,900
20,187	Boston Scientific Corp.*	1,691,671
14,185	Carrier Global Corp.	1,141,751
51,607	Cohu, Inc.*	1,326,300
6,896	Constellation Brands, Inc. - Class A	1,777,030
5,373	Danaher Corp.	1,493,802
5,547	Datadog, Inc. - Class A*	638,238
6,702	Ecolab, Inc.	1,711,222
9,912	Genuine Parts Co.	1,384,508
3,181	Hubbell, Inc.	1,362,581
37,101	Keurig Dr Pepper, Inc.	1,390,546
2,001	KLA Corp.	1,549,594
21,484	McCormick & Co., Inc.	1,768,133
11,424	NetApp, Inc.	1,410,978
51,616	Pfizer, Inc.	1,493,767
4,834	STERIS PLC	1,172,438

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,527	Thermo Fisher Scientific, Inc.	$1,563,126
2,049	Veralto Corp.	229,201
		30,351,190
	TOTAL COMMON STOCKS
	(Cost $107,661,719)	133,623,847

	TOTAL INVESTMENTS — 98.6%
	(Cost $107,661,719)	133,623,847

	Other Assets in Excess of Liabilities — 1.4%	1,936,977
	TOTAL NET ASSETS — 100.0%	$135,560,824

PLC – Public Limited Company
*Non-income producing security.
1Denoted investment is a Canadian security traded on the U.S. Stock Exchange.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2024 (Unaudited)

	AXS Astoria Real Assets ETF	AXS Change Finance ESG ETF
Assets:
Investments, at value (cost $60,935,430 and $107,363,832, respectively)	$65,922,613	$132,311,015
Foreign currency, at value (cost $24,770 and $0, respectively)	24,723	-
Cash	-	473,665
Receivables:
Dividends and interest	116,870	61,260
Reclaims receivable	180,107	3,095
Prepaid expenses	-	-
Other receivable	3,100	-
Total assets	66,247,413	132,849,035

Liabilities:
Foreign currency due to custodian, at value (proceeds $0 and $0, respectively)	-	-
Payables:
Advisory fees	32,605	44,879
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Due to custodian	21,950	-
Fund accounting fees	-	-
Auditing fees	-	-
Chief Compliance Officer fees	-	-
Legal fees	-	-
Trustees’ fees and expenses	-	-
Trustees’ deferred compensation (Note 3)	-	-
Shareholder reporting fees	-	-
Accrued other expenses	-	-
Total liabilities	54,555	44,879
Commitments and contingencies (Note 3)
Net Assets	$66,192,858	$132,804,156

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$69,762,713	$126,325,026
Total distributable earnings (accumulated deficit)	(3,569,855)	6,479,130
Net Assets	$66,192,858	$132,804,156

Shares of beneficial interest issued and outstanding	4,265,349	3,450,000
Net asset value per share	$15.52	$38.49

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2024 (Unaudited)

	AXS Green Alpha ETF	AXS Esoterica NextG Economy ETF
Assets:
Investments, at value (cost $44,637,532 and $26,181,528, respectively)	$50,630,104	$31,348,268
Foreign currency, at value (cost $19 and $0, respectively)	20	-
Cash	58,106	595,651
Receivables:
Dividends and interest	55,246	6,044
Reclaims receivable	25,418	-
Prepaid expenses	-	6
Other receivable	-	-
Total assets	50,768,894	31,949,969

Liabilities:
Foreign currency due to custodian, at value (proceeds $166 and $324, respectively)	172	324
Payables:
Advisory fees	34,653	2,293
Fund administration fees	-	9,948
Transfer agent fees and expenses	-	2,844
Custody fees	-	4,259
Due to custodian	-	-
Fund accounting fees	-	10,216
Auditing fees	-	8,523
Chief Compliance Officer fees	-	5,664
Legal fees	-	4,812
Trustees’ fees and expenses	-	1,031
Trustees’ deferred compensation (Note 3)	-	3,652
Shareholder reporting fees	-	4,995
Accrued other expenses	-	7,457
Total liabilities	34,825	66,018
Commitments and contingencies (Note 3)
Net Assets	$50,734,069	$31,883,951
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$46,333,591	$27,119,552
Total distributable earnings (accumulated deficit)	4,400,478	4,764,399
Net Assets	$50,734,069	$31,883,951

Shares of beneficial interest issued and outstanding	1,500,000	450,754
Net asset value per share	$33.82	$70.73

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2024 (Unaudited)

AXS Knowledge Leaders ETF
Assets:
Investments, at value (cost $107,661,719)	$133,623,847
Cash	1,109,608
Receivables:
Dividends and interest	533,270
Reclaims receivable	404,225
Total assets	135,670,950

Liabilities:
Foreign currency due to custodian, at value (proceeds $38,858)	38,858
Payables:
Advisory fees	71,268
Total liabilities	110,126
Commitments and contingencies (Note 3)
Net Assets	$135,560,824

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$112,261,316
Total distributable earnings (accumulated deficit)	23,299,508
Net Assets	$135,560,824

Shares of beneficial interest issued and outstanding	2,800,001
Net asset value per share	$48.41

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended September 30, 2024 (Unaudited)

	AXS Astoria Real Assets ETF	AXS Change Finance ESG ETF
Investment Income:
Dividends (net of foreign withholding taxes of $35,770 and $0, respectively)	$832,110	$776,281
Interest	15,184	9,654
Total investment income	847,294	785,935

Expenses:
Advisory fees	242,357	306,187
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	4,139	23
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees’ fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Miscellaneous	-	-
Total expenses	246,496	306,210
Advisory fees (waived) recovered	-	-
Net expenses	246,496	306,210
Net investment income (loss)	600,798	479,725

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	1,989,316	(2,949,451)
Investments in-kind	4,028,452	6,206,597
Foreign currency transactions	(31,007)	-
Net realized gain (loss)	5,986,761	3,257,146
Net change in unrealized appreciation/depreciation on:
Investments	(6,322,287)	2,497,956
Foreign currency translations	2,512	-
Net change in unrealized appreciation/depreciation	(6,319,775)	2,497,956
Net realized and unrealized gain (loss)	(333,014)	5,755,102

Net Increase (Decrease) in Net Assets from Operations	$267,784	$6,234,827

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2024 (Unaudited)

	AXS Green Alpha ETF	AXS Esoterica NextG Economy ETF
Investment Income:
Dividends (net of foreign withholding taxes of $23,838 and $3,131, respectively)	$376,651	$68,476
Interest	3,783	69,735
Total investment income	380,434	138,211
Expenses:
Advisory fees	259,670	114,273
Fund administration fees	-	22,582
Transfer agent fees and expenses	-	1,597
Custody fees	-	9,922
Interest expense	17	10
Fund accounting fees	-	20,659
Shareholder reporting fees	-	6,016
Legal fees	-	3,655
Auditing fees	-	8,523
Trustees’ fees and expenses	-	2,717
Insurance fees	-	502
Chief Compliance Officer fees	-	12,191
Miscellaneous	-	5,013
Total expenses	259,687	207,660
Advisory fees (waived) recovered	-	(93,291)
Net expenses	259,687	114,369
Net investment income (loss)	120,747	23,842

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	548,748	2,424,553
Investments in-kind	1,117,093	1,418,871
Foreign currency transactions	391	(370)
Net realized gain (loss)	1,666,232	3,843,054
Net change in unrealized appreciation/depreciation on:
Investments	(226,619)	(292,592)
Foreign currency translations	249	-
Net change in unrealized appreciation/depreciation	(226,370)	(292,592)
Net realized and unrealized gain (loss)	1,439,862	3,550,462

Net Increase (Decrease) in Net Assets from Operations	$1,560,609	$3,574,304

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2024 (Unaudited)

AXS Knowledge Leaders ETF*,**
Investment Income:
Dividends (net of foreign withholding taxes of $102,553)	$931,505
Interest	91,964
Total investment income	1,023,469

Expenses:

Advisory fees	410,028
Interest expense	54,423
Total expenses	464,451
Net investment income (loss)	559,018

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	3,864,775
Investments in-kind	2,813,239
Foreign currency transactions	(163,665)
Net realized gain (loss)	6,514,349
Net change in unrealized appreciation/depreciation on:
Investments	7,886,311
Foreign currency translations	52,510
Net change in unrealized appreciation/depreciation	7,938,821
Net realized and unrealized gain (loss)	14,453,170

Net Increase (Decrease) in Net Assets from Operations	$15,012,188

*	Fiscal year end changed to March 31, effective August 1, 2024.
**	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the “Knowledge Leaders ETF Predecessor Fund”), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.

See accompanying Notes to Financial Statements.

AXS Astoria Real Assets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$600,798	$1,229,613
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	5,986,761	2,111,732
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,319,775)	11,575,626
Net increase (decrease) in net assets resulting from operations	267,784	14,916,971

Distributions to Shareholders:
Total distributions to shareholders	(585,020)	(1,371,385)

Capital Transactions:
Net proceeds from shares sold	32,097,153	21,959,728
Cost of shares redeemed	(28,141,397)	(41,939,051)
Net increase (decrease) in net assets from capital transactions	3,955,756	(19,979,323)

Total increase (decrease) in net assets	3,638,520	(6,433,737)

Net Assets:
Beginning of period	62,554,338	68,988,075
End of period	$66,192,858	$62,554,338

Capital Share Transactions:*
Shares sold	1,820,349	1,650,000
Shares redeemed	(1,495,000)	(3,210,000)
Net increase (decrease) in capital share transactions	325,349	(1,560,000)

*	The Fund had a 2-1 forward stock split after the close of business April 29, 2024, which is retroactively adjusted as of March 31, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from: Operations:
Net investment income (loss)	$479,725	$1,190,996
Net realized gain (loss) on investments and investments in kind	3,257,146	8,172,295
Net change in unrealized appreciation/depreciation on investments	2,497,956	21,898,534
Net increase (decrease) in net assets resulting from operations	6,234,827	31,261,825

Distributions to Shareholders:
Total distributions to shareholders	-	(1,243,419)

Capital Transactions:
Net proceeds from shares sold	27,599,652	39,198,032
Cost of shares redeemed	(28,428,425)	(58,775,350)
Net increase (decrease) in net assets from capital transactions	(828,773)	(19,577,318)

Total increase (decrease) in net assets	5,406,054	10,441,088

Net Assets:
Beginning of period	127,398,102	116,957,014
End of period	$132,804,156	$127,398,102

Capital Share Transactions:
Shares sold	750,000	1,225,000
Shares redeemed	(775,000)	(1,800,000)
Net increase (decrease) in capital share transactions	(25,000)	(575,000)

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$120,747	$426,993
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	1,666,232	1,612,656
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(226,370)	2,444,841
Net increase (decrease) in net assets resulting from operations	1,560,609	4,484,490

Distributions to Shareholders:
Total distributions to shareholders	(258,373)	(618,637)

Capital Transactions:
Net proceeds from shares sold	-	15,208,289
Cost of shares redeemed	(7,640,230)	(31,937,045)
Net increase (decrease) in net assets from capital transactions	(7,640,230)	(16,728,756)

Total increase (decrease) in net assets	(6,337,994)	(12,862,903)

Net Assets:
Beginning of period	57,072,063	69,934,966
End of period	$50,734,069	$57,072,063
Capital Share Transactions:
Shares sold	-	490,000
Shares redeemed	(230,000)	(950,000)
Net increase (decrease) in capital share transactions	(230,000)	(460,000)

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from: Operations:
Net investment income (loss)	$23,842	$(44,765)
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	3,843,054	1,379,825
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(292,592)	8,844,066
Net increase (decrease) in net assets resulting from operations	3,574,304	10,179,126

Capital Transactions:
Net proceeds from shares sold	1,755,290	7,899,129
Cost of shares redeemed	(4,478,425)	(6,872,963)
Transactions fees (Note 2c)	77	247
Net increase (decrease) in net assets from capital transactions	(2,723,058)	1,026,413

Total increase (decrease) in net assets	851,246	11,205,539

Net Assets:
Beginning of period	31,032,705	19,827,166
End of period	$31,883,951	$31,032,705

Capital Share Transactions:
Shares sold	25,000	150,000
Shares redeemed	(75,000)	(150,000)
Net increase (decrease) in capital share transactions	(50,000)	-

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF ^
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended September 30, 2024* (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$559,018	$1,446,426	$1,519,589
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	6,514,349	17,344,985	(11,177,516)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,938,821	(6,530,039)	12,835,811
Net increase (decrease) in net assets resulting from operations	15,012,188	12,261,372	3,177,884

Distributions to Shareholders:
Total distributions to shareholders	-	(1,732,994)	(2,229,007)

Capital Transactions:
Net proceeds from shares sold	2,324,000	-	1,861,275
Cost of shares redeemed	(13,482,135)	(5,932,885)	(33,601,565)
Net increase (decrease) in net assets from capital transactions	(11,158,135)	(5,932,885)	(31,740,290)
Total increase (decrease) in net assets	3,854,053	4,595,493	(30,791,413)

Net Assets:
Beginning of period	131,706,771	127,111,278	157,902,691
End of period	$135,560,824	$131,706,771	$127,111,278
Capital Share Transactions:
Shares sold	50,000	-	50,000
Shares redeemed	(300,000)	(150,000)	900,000
Net increase (decrease) in capital share transactions	(250,000)	(150,000)	(850,000)

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the “Knowledge Leaders ETF Predecessor Fund”), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
*	Fiscal year end changed to March 31, effective August 1, 2024.

See accompanying Notes to Financial Statements.

AXS Astoria Real Assets ETF
FINANCIAL HIGHLIGHTS*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the	For the	For the
	September 30,	Year Ended	Year Ended	Period Ended
	2024	March 31,	March 31,	March 31,
	(Unaudited)	2024	2023	2022*
Net asset value, beginning of period	$15.88	$12.55	$14.25	$12.50
Income from Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.45	0.09
Net realized and unrealized gain (loss)	(0.38)	3.37	(1.72)	1.66
Total from investment operations	(0.24)	3.64	(1.27)	1.75

Less Distributions:
From net investment income	(0.12)	(0.31)	(0.43)	-
Total distributions	(0.12)	(0.31)	(0.43)	-
Net asset value, end of period	$15.52	$15.88	$12.55	$14.25

Total return[2,3]	(1.44)%[4]	29.52%	(8.72)%	13.96%[4]

Total return at market price[2,5]	(1.75)%[4]	30.06%	(9.06)%	14.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,193	$62,554	$68,988	$61,963
Ratio of expenses to average net assets[6]	0.71%[7]	0.73%[8]	0.70%	0.70%[7]
Ratio of net investment income (loss) to average net assets	1.74%[7]	2.06%	3.50%	2.51%[7]

Portfolio turnover rate[9]	81%[4]	97%	81%	11%[4]

*	The Fund had a 2-1 forward stock split after the close of business April 29, 2024, which is retroactively adjusted as of March 31, 2024. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.
[6]	If interest expense had been excluded, the expense ratio would have been lowered by 0.01% for the six months ended September 30, 2024. For the year ended March 31, 2023 and the period ended March 31, 2022, the ratios would have remained unchanged.
[7]	Annualized.
[8]	If interest expense and excise tax expense had been excluded, the expense ratio would have been lowered by 0.03% for the year ended March 31, 2024.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Change Finance ESG ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended September 30,	For the Year Ended		For the Period Ended	For the Year Ended	For the Year Ended	For the Year Ended
	2024	March 31,		March 31,	July 31,	July 31,	July 31,
	(Unaudited)	2024		2023*	2022	2021	2020
Net asset value, beginning of period	$36.66	$28.88		$28.69	$34.06	$24.44	$21.88
Income from Investment Operations:
Net investment income (loss)[1]	0.14	0.30		0.22	0.29	0.25	0.29
Net realized and unrealized gain (loss)	1.69	7.79		0.25	(5.46)	9.54	2.47
Net increase from payments by affiliates	-	-		0.02 [2]	-	-	-
Total from investment operations	1.83	8.09		0.49	(5.17)	9.79	2.76

Less Distributions:
From net investment income	-	(0.31)		(0.30)	(0.20)	(0.17)	(0.20)
Total distributions	-	(0.31)		(0.30)	(0.20)	(0.17)	(0.20)
Net asset value, end of period	$38.49	$36.66		$28.88	$28.69	$34.06	$24.44

Total return[3,4]	4.99%[5]	28.14%		1.78%[2,5]	(15.29)%	40.19%	12.69%

Total return at market price[4,6]	4.93%[5]	28.26%		1.74%[5]	(15.32)%	40.44%	12.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$132,804	$127,398		$116,957	$103,281	$80,042	$19,551
Ratio of expenses to average net assets	0.49%[7,8]	0.49	%8	0.49%[7]	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	0.77%[7]	0.96%		1.17%[7]	0.94%	0.82%	1.33%

Portfolio turnover rate[9]	21%[5]	66%		41%[5]	162%	85%	120%

^	Financial information from July 31, 2019 through March 18, 2022 is for the Change Finance ESG ETF, which was reorganized into the AXS Change Finance ESG ETF as of the close of business on March 18, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Non-affiliate reimbursed the Fund $72,000 for errors during processing. The reimbursement had a 0.07% impact to the Fund’s performance.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended September 30, 2024 and for the year ended March 31, 2024.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Net asset value, beginning of period	$32.99	$31.93	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.18	0.11
Net realized and unrealized gain (loss)	0.92	1.13	1.86
Total from investment operations	1.00	1.31	1.97
Less Distributions:
From net investment income	(0.17)	(0.24)	(0.04)
From net realized gain	-	(0.01)	-
Total distributions	(0.17)	(0.25)	(0.04)
Net asset value, end of period	$33.82	$32.99	$31.93

Total return[2,3]	3.03%[4]	4.15%	6.57%[4]

Total return at market price[3,5]	3.06%[4]	3.86%	6.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,734	$57,072	$69,935
Ratio of expenses to average net assets	1.00%[6,7]	1.00%[8]	1.00%[6,7]
Ratio of net investment income (loss) to average net assets	0.47%[6]	0.57%	0.68%[6]

Portfolio turnover rate[9]	2%[4]	10%	2%[4]

*	The Fund commenced operations on September 27, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended September 30, 2024 and for the period ended March 31, 2023.
[8]	If excise tax expense had been excluded, the expense ratio would have remained unchanged for the year ended March 31, 2024.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	September 30,	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended
	2024	March 31,	March 31,	October 31,	October 31,	October 31,
	(Unaudited)	2024	2023*	2022	2021	2020*
Net asset value, beginning of period	$61.97	$39.59	$32.88	$63.33	$43.22	$25.60
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.09)	(0.03)	(0.18)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	8.71	22.47	6.74	(30.28)	20.28	17.69
Total from investment operations	8.76	22.38	6.71	(30.46)	20.08	17.62

Transaction fees (Note 2c)[1]	- [2]	- [2]	-	0.01	0.03	- [2]

Net asset value, end of period	$70.73	$61.97	$39.59	$32.88	$63.33	$43.22

Total return[3,4]	14.14%[5]	56.53%	20.41%[5]	(48.08)%	46.53%	68.85%[5]
Total return at market price[4,6]	13.94%[5]	56.84%	20.26%[5]	(48.05)%	46.27%	68.80%[5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,884	$31,033	$19,827	$16,467	$45,962	$11,918
Ratio of expenses to average net assets (including interest expense):

Before fees waived and expenses absorbed/recovered	1.36%[7,8]	1.52%[7]	2.13%[8]	2.01%	1.55%	3.90%[8]
After fees waived and expenses absorbed/recovered	0.75%[7,8]	0.76%[7]	0.75%[8]	0.75%	0.75%	0.75%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.46)%[8]	(0.96)%	(1.62)%[8]	(1.62)%	(1.16)%	(3.44)%[8]
After fees waived and expenses absorbed/recovered	0.15%[8]	(0.20)%	(0.24)%[8]	(0.36)%	(0.36)%	(0.29)%[8]
Portfolio turnover rate[9]	44%[5]	47%	16%[5]	31%	29%	130%[5]

^	Financial information from March 30, 2020 through December 16, 2022 is for the Esoterica NextG Economy ETF, which was reorganized into the AXS Esoterica NextG Economy ETF as of the close of business on December 16, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
*	The Fund commenced operations on March 30, 2020.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the CBOE BZX Exchange, Inc.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended September 30, 2024. For the year ended March 31, 2024, the ratios would have been lowered by 0.01%.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF ^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Period
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)*		2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.18		$39.72	$38.99	$44.79	$31.87	$33.75
Income from Investment Operations:
Net investment income (loss)[1]	0.19		0.46	0.43	0.45	0.28	0.31
Net realized and unrealized gain (loss)	5.04		3.56	0.96	(6.02)	12.90	(1.83)
Total from investment operations	5.23		4.02	1.39	(5.57)	13.18	(1.52)
Less Distributions:
From net investment income	-		(0.56)	(0.66)	(0.23)	(0.26)	(0.36)
From net realized gain	-		-	-	-	-	-
Total distributions	-		(0.56)	(0.66)	(0.23)	(0.26)	(0.36)
Net asset value, end of period	$48.41		$43.18	$39.72	$38.99	$44.79	$31.87
Total return[2]	12.16%[3]		10.20%	3.71%	(12.52)%	41.40%	(4.64)%
Total return at market price[4]	12.77%[3]		9.32%	4.81%	(13.28)%	42.40%	(5.35)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$135,561		$131,707	$127,111	$157,903	$183,659	$130,671
Ratio of expenses to average net assets	0.85	% [5,6]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.02%[5]		1.13%	1.15%	0.98%	0.70%	0.92%
Portfolio turnover rate[7]	39%[3]		79%	96%	23%	31%	19%

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the “Knowledge Leaders ETF Predecessor Fund”), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
*	Fiscal year end changed to March 31, effective August 1, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Not annualized.
[4]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.10% for the period May 1, 2024 through September 30, 2024.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

Note 1 – Organization

AXS Astoria Real Assets ETF (formerly AXS Astoria Inflation Sensitive ETF) (the “Astoria Real Assets ETF”), AXS Change Finance ESG ETF (the “Change Finance ESG ETF”), AXS Green Alpha ETF (the “Green Alpha ETF”), AXS Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF”) and AXS Knowledge Leaders ETF (the “Knowledge Leaders ETF”) (each a “Fund” and collectively the “Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Astoria Real Assets ETF’s primary investment objective is to seek long-term capital appreciation in inflation-adjusted terms. The Astoria Real Assets ETF is classified as a non-diversified Fund. The Astoria Real Assets ETF is an actively managed exchange-traded fund (“ETF”). The Astoria Real Assets ETF commenced operations on December 29, 2021.

On October 20, 2023, the Board of the Trust approved and declared advisable the reorganization of the KL Allocation Fund into the Astoria Real Assets ETF. The purpose of the reorganization was to combine two Funds in separate Trusts with different investment objectives and strategies. The reorganization provided for the transfer of assets of the KL Allocation Fund to the Astoria Real Assets ETF and the assumption of the liabilities of the KL Allocation Fund by the Astoria Real Assets ETF. Following the reorganization, the Astoria Real Assets ETF held the assets of the KL Allocation Fund. The reorganization was effective as of the close of business on June 7, 2024. The following tables illustrate the specifics of the Astoria Real Assets ETF’s reorganization:

KL Allocation Fund Net Assets[1]	Shares Issued to Shareholders of KL Allocation Fund	Astoria Real Assets ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$20,484,338	1,355,349	$ 60,303,707	$ 80,788,045	Non-taxable

[1]	Includes accumulated realized loss and unrealized appreciation in the amounts of $298,808 and $1,010,379, respectively.

Assuming the reorganization had been completed on April 1, 2024, the beginning of the annual reporting period for the Astoria Real Assets ETF, the pro forma results of operation (unaudited) for the fiscal year 2025 would have been as follows:

Net investment income (loss)	$1,176,120
Net realized gain (loss) on investments	5,687,952
Net change in unrealized appreciation/depreciations on investments	(6,175,777)
Net increase (decrease) of net assets resulting from operations	$688,295

Because the Astoria Real Assets ETF has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the KL Allocation Fund and the Astoria Real Assets ETF that have been included in the Astoria Real Assets ETF’s Statement of Operations since June 8, 2024.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

The Change Finance ESG ETF’s primary investment objective is to seek to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index. The Change Finance ESG ETF is classified as a diversified Fund. The Change Finance ESG ETF is a passively managed ETF.

The Change Finance ESG ETF commenced investment operations on March 21, 2022. Prior to that date, the Change Finance ESG ETF acquired the assets and assumed the liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF (the “Change Finance ESG ETF Predecessor Fund”), a series of ETF Series Solutions in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on December 6, 2021, by the Board of ETF Series Solutions on December 13, 2021, and by beneficial owners of the Change Finance ESG ETF Predecessor Fund on March 15, 2022. The tax-free reorganization was accomplished on March 18, 2022. As a result of the reorganization, the Change Finance ESG ETF assumed the performance and accounting history of the Change Finance ESG ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Change Finance ESG ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Change Finance ESG ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
3,850,000	$ 120,130,454

The net unrealized appreciation of investments transferred was $2,026,619 as of the date of the acquisition.

The Green Alpha ETF’s primary investment objective is to seek long-term capital appreciation. The Green Alpha ETF is classified as a diversified Fund. The Green Alpha ETF is an actively managed ETF. The Green Alpha ETF commenced operations on September 27, 2022.

The Esoterica NextG Economy ETF’s primary investment objective is to seek capital appreciation. The Esoterica NextG Economy ETF is an actively managed ETF. The Esoterica NextG Economy ETF is a non-diversified fund.

The Esoterica NextG Economy ETF commenced investment operations on December 19, 2022. Prior to that date, the Esoterica NextG Economy ETF acquired the assets and assumed the liabilities of the Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF Predecessor Fund”), a series of Esoterica Thematic Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 18, 2022, by the Esoterica Thematic Trust on October 13, 2022, and by beneficial owners of the Esoterica NextG Economy ETF Predecessor Fund on December 15, 2022. The tax-free reorganization was accomplished on December 16, 2022. As a result of the reorganization, the Esoterica NextG Economy ETF assumed the performance and accounting history of the Esoterica NextG Economy ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Esoterica NextG Economy ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Esoterica NextG Economy ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
500,754	$ 16,579,393

The net unrealized depreciation of investments transferred was $7,610,299 as of the date of the acquisition.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

The Knowledge Leaders ETF’s primary investment objective is to seek long-term capital appreciation. The Knowledge Leaders ETF is a passively managed ETF. The Knowledge Leaders ETF is a diversified fund. Effective August 1, 2024, the Knowledge Leaders ETF changed fiscal year end from April 30th to March 31st.

The Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the Knowledge Leaders ETF acquired the assets and assumed the liabilities of the Knowledge Leaders Developed World ETF (the “Knowledge Leaders ETF Predecessor Fund”), a series of Investment Managers Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2023, by the Investment Managers Series Trust II on May 31, 2024, and by beneficial owners of the Knowledge Leaders ETF Predecessor Fund on July 12, 2024. The tax-free reorganization was accomplished on July 19, 2024. As a result of the reorganization, the Knowledge Leaders ETF assumed the performance and accounting history of the Knowledge Leaders ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Knowledge Leaders ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Knowledge Leaders ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,900,001	$ 130,215,694

The net unrealized depreciation of investments transferred was $21,591,581 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $350, $100, $500 and $1,000, respectively, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $350, $100, $500 and $1,000, respectively, regardless of the number of Creation Units redeemed in the transaction.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

(f) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
Astoria Real Assets ETF	Quarterly
Change Finance ESG ETF	Annually
Green Alpha ETF	Quarterly
Esoterica NextG Economy ETF	Annually
Knowledge Leaders ETF	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fees
Astoria Real Assets ETF	0.70%
Change Finance ESG ETF	0.49%
Green Alpha ETF	1.00%
Esoterica NextG Economy ETF	0.75%
Knowledge Leaders ETF	0.75%

The Advisor has agreed to pay all expenses of the Astoria Real Assets ETF, Change Finance ESG ETF, Green Alpha ETF and Knowledge Leaders ETF except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisor has contractually agreed to waive its fee and to absorb other operating expenses of the Esoterica NextG Economy ETF to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended September 30, 2024, the Advisor waived a portion of its advisory fee totaling $93,291.

The Advisor is permitted to seek reimbursement from the Esoterica NextG Economy ETF, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the years stated below:

Esoterica NextG Economy ETF
March 31, 2026	$51,804
March 31, 2027	175,350
March 31, 2028	93,291
Total	$320,445

The Advisor has engaged Astoria Portfolio Advisors LLC (“Astoria” or the “Sub-Advisor”) to manage the Astoria Real Assets ETF’s overall investment program and pays Astoria an annual sub-advisory fee based upon the Astoria Real Assets ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Astoria’s sub-advisory fee. The Astoria Real Assets ETF does not directly pay the Sub-Advisor.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

The Advisor has engaged Change Finance, PBC (“Change Finance” or the “Sub-Advisor”) to manage the Change Finance ESG ETF’s overall investment program and pays Change Finance an annual sub-advisory fee based upon the Change Finance ESG ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Change Finance’s sub-advisory fee. The Change Finance ESG ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha” or the “Sub-Advisor”) to manage the Green Alpha ETF’s overall investment program and pays Green Alpha an annual sub-advisory fee based upon the Green Alpha ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Green Alpha’s sub-advisory fee. The Green Alpha ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Esoterica Capital LLC (“Esoterica” or the “Sub-Advisor”) to manage the Esoterica NextG Economy ETF’s overall investment program and pays Esoterica an annual sub-advisory fee based upon the Esoterica NextG Economy ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Esoterica’s sub-advisory fee. The Esoterica NextG Economy ETF does not directly pay the Sub-Advisor.

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Esoterica NextG Economy ETF’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended September 30, 2024, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. The Advisor is responsible for paying trustees fees incurred to all the Funds except the Esoterica NextG Economy ETF. For the six months ended September 30, 2024, the Esoterica NextG Economy ETF’s fees incurred to Trustees who are not affiliated with the Esoterica NextG Economy ETF’s co-administrators are reported on the Statements of Operations.

The Board of the Trust, on behalf of the Esoterica NextG Economy ETF, has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Esoterica NextG Economy ETF’s liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Esoterica NextG Economy ETF and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Esoterica NextG Economy ETF’s allocated fees incurred for CCO services for the six months ended September 30, 2024, are reported on the Statements of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Note 4 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Astoria Real Assets ETF	Change Finance ESG ETF
Cost of investments	$60,935,582	$108,452,449

Gross unrealized appreciation	$6,636,568	$25,260,256
Gross unrealized depreciation	(1,649,537)	(1,401,690)
Net unrealized appreciation (depreciation) on investments	$4,987,031	$23,858,566

	Green Alpha ETF	Esoterica NextG Economy ETF
Cost of investments	$44,637,532	$26,243,138

Gross unrealized appreciation	$15,133,039	$7,681,820
Gross unrealized depreciation	(9,140,467)	(2,576,690)
Net unrealized appreciation (depreciation) on investments	$5,992,572	$5,105,130

Knowledge Leaders ETF
Cost of investments	$107,676,683

Gross unrealized appreciation	$26,480,085
Gross unrealized depreciation	(532,921)
Net unrealized appreciation (depreciation) on investments	$25,947,164

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Astoria Real Assets ETF	Change Finance ESG ETF
Undistributed ordinary income	$6,819	$251,894
Undistributed long-term capital gains	-	-
Tax distributable earnings	6,819	251,894

Accumulated capital and other losses	(14,568,574)	(21,368,201)

Net unrealized appreciation (depreciation) on investments	11,311,310	21,360,610
Net unrealized appreciation (depreciation) on foreign currency translations	(2,174)	-
Total distributable earnings (deficit)	$(3,252,619)	$244,303

	Green Alpha ETF	Esoterica NextG Economy ETF
Undistributed ordinary income	$258,370	$-
Undistributed long-term capital gains	-	-
Tax distributable earnings	258,370	-

Accumulated capital and other losses	(3,115,224)	(4,205,360)

Net unrealized appreciation (depreciation) on investments	5,955,106	5,397,722
Net unrealized appreciation (depreciation) on foreign currency translations	(10)	-
Unrealized deferred compensation	-	(2,267)
Total distributable earnings (deficit)	$3,098,242	$1,190,095

As of April 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Knowledge Leaders ETF
Undistributed ordinary income	$476,120
Undistributed long-term capital gains	-
Tax accumulated earnings	476,120

Accumulated capital and other losses	(10,173,521)

Net unrealized appreciation on investments	18,049,100
Net unrealized depreciation on foreign currency translations	(64,379)

Total distributable earnings (accumulated deficit)	$8,287,320

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

As of the tax year ended March 31, 2024, the Fund had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total
Astoria Real Assets ETF	$11,726,482	$2,842,092	$14,568,574
Change Finance ESG ETF	17,278,780	4,089,421	21,368,201
Green Alpha ETF	1,006,745	2,108,479	3,115,224
Esoterica NextG Economy ETF	-	4,205,360	4,205,360

As of the tax year ended April 30, 2024, the Knowledge Leaders ETF had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total
Knowledge Leaders ETF	$5,449,670	$4,723,851	$10,173,521

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2024, the Esoterica NextG Economy ETF utilized capital loss carryovers totaling $163,416.

The tax character of distributions paid during the periods ended March 31, 2024 and 2023, was as follows:

Astoria Real Assets ETF
	2024	2023
Distributions paid from:
Ordinary income	$1,371,385	$2,383,576
Net long-term capital gains	-	-
Total distributions paid	$1,371,385	$2,383,576

Change Finance ESG ETF
	2024	2023
Distributions paid from:
Ordinary income	$1,243,419	$1,153,807
Net long-term capital gains	-	-
Total distributions paid	$1,243,419	$1,153,807

Green Alpha ETF
	2024	2023
Distributions paid from:
Ordinary income	$592,737	$66,380
Net long-term capital gains	25,900	-
Total distributions paid	$618,637	$66,380

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Esoterica NextG Economy ETF
	2024	2023
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

The tax character of distributions paid during the fiscal years ended April 30, 2024 and 2023 were as follows:

Knowledge Leaders ETF
	2024	2023
Distributions paid from:
Ordinary income	$1,732,994	$2,229,007
Net long-term capital gains	-	-
Total distributions paid	$1,732,994	$2,229,007

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the periods ended September 30, 2024, were as follows:

Fund	Purchases	Sales
Astoria Real Assets ETF	$62,422,247	$54,800,572
Change Finance ESG ETF	26,410,742	27,445,652
Green Alpha ETF	1,040,077	1,101,316
Esoterica NextG Economy ETF	14,705,621	12,302,200
Knowledge Leaders ETF	49,787,018	57,998,112

Purchases, sales, and realized gain/(loss) of in-kind transactions for the periods ended September 30, 2024, were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Astoria Real Assets ETF	$11,047,780	$27,397,032	$4,028,452
Change Finance ESG ETF	27,474,651	26,756,899	6,206,597
Green Alpha ETF	-	7,403,094	1,117,093
Esoterica NextG Economy ETF	1,506,443	4,133,779	1,418,871
Knowledge Leaders ETF	2,258,535	12,712,282	2,813,239

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Funds’ assets carried at fair value:

Astoria Real Assets ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$45,197,877	$-	$-	$45,197,877
Exchange-Traded Funds	20,724,736	-	-	20,724,736
Total Investments	$65,922,613	$-	$-	$65,922,613

Change Finance ESG ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$132,311,015	$-	$-	$132,311,015
Total Investments	$132,311,015	$-	$-	$132,311,015

Green Alpha ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$50,630,104	$-	$-	$50,630,104
Total Investments	$50,630,104	$-	$-	$50,630,104

Esoterica NextG Economy ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$27,660,293	$-	$-	$27,660,293
Exchange-Traded Funds	3,687,975	-	-	3,687,975
Total Investments	$31,348,268	$-	$-	$31,348,268

Knowledge Leaders ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$133,623,847	$-	$-	$133,623,847
Total Investments	$133,623,847	$-	$-	$133,623,847

*	For a detailed break-out of common stocks by major industry/country classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On October 15, 2024, the AXS Astoria Inflation Sensitive ETF changed its name to AXS Astoria Real Assets ETF.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a meeting held on July 12, 2024, shareholders of the Knowledge Leaders Developed World ETF approved an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Knowledge Leaders Developed World ETF (the “Acquired Fund”), a series of the Investment Managers Series Trust (the “Trust”), to the AXS Knowledge Leaders ETF (the “Acquiring Fund”), a newly created series of Investment Managers Series Trust II (the “Trust”), in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares of the Acquiring Fund in proportion to the shareholders’ respective holdings of shares of the Acquired Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 50.56%. The number of shares voted were as follows:

For	Against	Abstain	Total
1,344,430	15,278	207,567	1,567,275

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

AXS Knowledge Leaders ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on October 25, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) with respect to the AXS Knowledge Leaders ETF series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; information regarding the performance of the Knowledge Leaders Developed World ETF, a series of Investment Managers Series Trust (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-, three-, and five-year periods ended July 31, 2023; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Global Large-Stock Blend fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the Predecessor Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns, and the Morningstar DM Large-Mid Cap Index return by 0.83%, 1.15%, and 2.64%, respectively. The Predecessor Fund’s annualized total return for the five-year period was below the Fund Universe median return by 2.47%, the Morningstar Index return by 2.85%, and the Peer Group median return by 2.95%. For the three-year period, the Predecessor Fund’s annualized total return was below the Peer Group and Fund Universe median returns, and the Morningstar Index return by 3.14%, 3.54%, and 3.93%, respectively. The Trustees considered the Advisor’s belief that the Predecessor Fund’s underperformance relative to the Morningstar Index was due to the Fund’s overweight allocation to international markets, especially Japan, during a period when U.S. stocks generally outperformed those in other international markets. The Trustees also observed that the Predecessor Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group for the one-, three-, and five-year periods.

AXS Knowledge Leaders ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board noted its familiarity with the Advisor as the investment advisor for other series of the Trust, and considered the overall quality of services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated that the proposed annual investment advisory fee (gross of fee waivers) of 0.75%, which was a unitary fee, was the same as the advisory fee for the Predecessor Fund, but above the Peer Group and Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Advisor. The meeting materials indicated that the Fund’s estimated annual total expenses (net of fee waivers) of 0.75% were lower than the Peer Group median and were the same as the Predecessor Fund and the Fund Universe median.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to the Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its proposed relationship with the Fund during the first year of operations, taking into account the Predecessor Fund’s current assets. The Board determined that the Advisor’s anticipated profit level with respect to the Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale following the reorganization, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/9/24